AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 77.0%
Communication Services - 18.7%
Alphabet, Inc., Class C	470,000	$78,579,300
Bolloré SE (France)	49,800,000	332,420,132
Fox Corp., Class B	3,000,000	116,400,000
News Corp., Class A	2,900,000	77,227,000
News Corp., Class B	200,000	5,590,000
The Walt Disney Co.	300,000	28,857,000
Warner Bros Discovery, Inc.*	1,900,000	15,675,000

Total Communication Services		654,748,432
Consumer Discretionary - 3.5%
eBay, Inc.	950,000	61,854,500
Hyundai Home Shopping Network Corp. (South Korea)	439,418	15,668,194
Hyundai Mobis Co., Ltd. (South Korea)	280,000	46,372,484

Total Consumer Discretionary		123,895,178
Consumer Staples - 13.5%
Associated British Foods PLC (United Kingdom)	300,000	9,375,805
The Coca-Cola Co.	450,000	32,337,000
Ingredion, Inc.	450,000	61,843,500
Kenvue, Inc.	1,900,000	43,947,000
KT&G Corp. (South Korea)	1,400,000	116,065,407
PepsiCo, Inc.	490,000	83,324,500
The Procter & Gamble Co.	500,000	86,600,000
Tyson Foods, Inc., Class A	700,000	41,692,000

Total Consumer Staples		475,185,212
Energy - 11.6%
Canadian Natural Resources, Ltd. (Canada)	7,900,000	262,359,000
ConocoPhillips	392,600	41,332,928
Devon Energy Corp.	537,300	21,019,176
Diamondback Energy, Inc.	243,900	42,048,360
EOG Resources, Inc.	339,900	41,783,907

Total Energy		408,543,371
Financials - 6.2%
The Bank of New York Mellon Corp.	500,000	35,930,000
Berkshire Hathaway, Inc., Class B*	100,000	46,026,000
The Charles Schwab Corp.	1,200,000	77,772,000
State Street Corp.	650,000	57,505,500

Total Financials		217,233,500
Health Care - 1.5%
Johnson & Johnson	322,427	52,252,520
Industrials - 11.5%
Brenntag SE (Germany)	600,000	44,785,519
	Shares	Value

L3Harris Technologies, Inc.	170,000	$40,437,900
Lockheed Martin Corp.	95,000	55,533,200
Northrop Grumman Corp.	90,000	47,526,300
Samsung C&T Corp. (South Korea)	460,000	48,180,609
U-Haul Holding Co.*,1	59,000	4,571,320
U-Haul Holding Co., Non-Voting Shares	1,850,000	133,200,000
Yuasa Trading Co., Ltd. (Japan)	800,000	27,900,269

Total Industrials		402,135,117
Information Technology - 6.9%
Cognizant Technology Solutions Corp., Class A	1,150,000	88,757,000
Microsoft Corp.	310,000	133,393,000
Oracle Corp.	120,000	20,448,000

Total Information Technology		242,598,000
Materials - 3.6%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	16,270,410
Olin Corp.	995,000	47,740,100
Reliance, Inc.	220,000	63,626,200

Total Materials		127,636,710

Total Common Stocks (Cost $1,708,145,957)		2,704,228,040

	Principal Amount
Corporate Bonds and Notes - 0.7%
Industrials - 0.7%
GrafTech Finance, Inc.
4.625%, 12/15/28[1,2]	$17,800,000	11,889,788
GrafTech Global Enterprises, Inc.
9.875%, 12/15/28[1,2]	15,200,000	12,175,013

Total Industrials		24,064,801

Total Corporate Bonds and Notes (Cost $25,055,548)		24,064,801

	Shares
Preferred Stocks - 13.7%
Consumer Discretionary - 4.0%
Hyundai Motor Co., 8.530% (South Korea)	428,620	57,620,920
Hyundai Motor Co., 8.830% (South Korea)	640,000	83,250,325

Total Consumer Discretionary		140,871,245
Consumer Staples - 0.6%
Amorepacific Corp., 2.730% (South Korea)	250,000	7,648,219
LG Household & Health Care Co., Ltd., 2.370% (South Korea)	118,000	14,437,381

Total Consumer Staples		22,085,600

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 9.1%
Samsung Electronics Co., Ltd., 2.270% (South Korea)	8,200,000	$318,462,664

Total Preferred Stocks (Cost $315,793,746)		481,419,509

	Principal Amount
Short-Term Investments - 9.3%
Joint Repurchase Agreements - 0.6%[3]
ASL Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.350% total to be received $1,612,160 (collateralized by various U.S. Government Agency Obligations, 1.470% - 7.000%, 06/01/28 - 07/15/59, totaling $1,644,158)	$1,611,920	1,611,920
Bethesda Securities LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $5,494,726 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.026%, 10/01/27 - 01/01/57, totaling $5,603,842)	5,493,963	5,493,963
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $5,494,726 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $5,603,842)	5,493,963	5,493,963
CF Secured, LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $2,892,157 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.070%, 05/15/27 - 07/20/73, totaling $2,949,590)	2,891,755	2,891,755
Marex Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $5,494,726 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.750% - 5.500%, 07/15/28 - 09/01/54, totaling $5,603,842)	5,493,963	5,493,963
	Principal Amount	Value

National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $1,214,649 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $1,238,774)	$1,214,484	$1,214,484

Total Joint Repurchase Agreements		22,200,048
U.S. Government Obligations - 4.0%
U.S. Treasury Bills, 3.225%, 10/03/24[4]	35,000,000	34,990,871
U.S. Treasury Bills, 4.046%, 06/12/25[4]	36,000,000	35,016,258
U.S. Treasury Bills, 4.471%, 03/20/25[4]	37,000,000	36,249,568
U.S. Treasury Bills, 4.590%, 01/23/25[4]	36,000,000	35,494,553

Total U.S. Government Obligations		141,751,250
Repurchase Agreements - 2.4%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $82,781,691 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $84,426,522)	82,771,000	82,771,000

	Shares
Other Investment Companies - 2.3%
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.85%[5]	79,870,162	79,870,162

Total Short-Term Investments (Cost $326,269,168)		326,592,460
Total Investments - 100.7% (Cost $2,375,264,419)		3,536,304,810
Other Assets, less Liabilities - (0.7)%		(25,475,677)
Net Assets - 100.0%		$3,510,829,133

*	Non-income producing security.
[1]	Some of these securities, amounting to $21,150,217 or 0.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $24,064,801 or 0.7% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Represents yield to maturity at September 30, 2024.
[5]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$322,328,300	$332,420,132	—	$654,748,432
Consumer Staples	349,744,000	125,441,212	—	475,185,212
Energy	408,543,371	—	—	408,543,371
Industrials	281,268,720	120,866,397	—	402,135,117
Information Technology	242,598,000	—	—	242,598,000
Financials	217,233,500	—	—	217,233,500
Materials	111,366,300	16,270,410	—	127,636,710
Consumer Discretionary	61,854,500	62,040,678	—	123,895,178
Health Care	52,252,520	—	—	52,252,520
Corporate Bonds and Notes†	—	24,064,801	—	24,064,801
Preferred Stocks†	—	481,419,509	—	481,419,509
Short-Term Investments
Joint Repurchase Agreements	—	22,200,048	—	22,200,048
U.S. Government Obligations	—	141,751,250	—	141,751,250
Repurchase Agreements	—	82,771,000	—	82,771,000
Other Investment Companies	79,870,162	—	—	79,870,162
Total Investments in Securities	$2,127,059,373	$1,409,245,437	—	$3,536,304,810

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2024, was as follows:
Country	% of Long-Term Investments
Canada	8.2
France	10.3
Germany	1.4
Japan	1.4
South Korea	22.0
United Kingdom	0.3
United States	56.4
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,150,217	$22,200,048	$218,854	$22,418,902
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	01/15/25-11/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.